Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivables [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 10,000	$ 10,880	$ 2,082,456	$ (18,160)	$ (1,547,861)	$ 537,315
Balance, shares at Dec. 31, 2021	1,000,000	10,880,000
Net (Loss) Income					323,193	323,193
Proceeds from stockholders for settlement of subscription receivables
Balance at Dec. 31, 2022	$ 10,000	$ 10,880	2,082,456	(18,160)	(1,224,668)	860,508
Balance, shares at Dec. 31, 2022	1,000,000	10,880,000
Net (Loss) Income					386,128	386,128
Proceeds from stockholders for settlement of subscription receivables
Balance at Dec. 31, 2023	$ 10,000	$ 10,880	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	1,000,000	10,880,000
Net (Loss) Income					329,384	329,384
Balance at Mar. 31, 2024	$ 10,000	$ 10,880	2,082,456	(18,160)	(509,156)	1,576,020
Balance, shares at Mar. 31, 2024	1,000,000	10,880,000
Balance at Dec. 31, 2023	$ 10,000	$ 10,880	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	1,000,000	10,880,000
Net (Loss) Income						260,283
Balance at Jun. 30, 2024	$ 10,000	$ 10,880	2,082,456	(18,160)	(578,257)	1,506,919
Balance, shares at Jun. 30, 2024	1,000,000	10,880,000
Balance at Dec. 31, 2023	$ 10,000	$ 10,880	2,082,456	(18,160)	(838,540)	1,246,636
Balance, shares at Dec. 31, 2023	1,000,000	10,880,000
Net (Loss) Income					(183,700)	(183,700)
Proceeds from stockholders for settlement of subscription receivables				6,528		$ 6,528
Issue of common stocks, shares						100
Balance at Dec. 31, 2024	$ 10,000	$ 10,880	2,082,456	(11,632)	(1,022,240)	$ 1,069,464
Balance, shares at Dec. 31, 2024	1,000,000	10,880,000
Balance at Mar. 31, 2024	$ 10,000	$ 10,880	2,082,456	(18,160)	(509,156)	1,576,020
Balance, shares at Mar. 31, 2024	1,000,000	10,880,000
Net (Loss) Income					(69,101)	(69,101)
Balance at Jun. 30, 2024	$ 10,000	$ 10,880	2,082,456	(18,160)	(578,257)	1,506,919
Balance, shares at Jun. 30, 2024	1,000,000	10,880,000
Balance at Dec. 31, 2024	$ 10,000	$ 10,880	2,082,456	(11,632)	(1,022,240)	1,069,464
Balance, shares at Dec. 31, 2024	1,000,000	10,880,000
Net (Loss) Income					266,212	266,212
Proceeds from stockholders for settlement of subscription receivables				11,632		11,632
Issue of common stocks		$ 3,000	9,897,234			9,900,234
Issue of common stocks, shares		3,000,000
Balance at Mar. 31, 2025	$ 10,000	$ 13,880	11,979,690		(756,028)	11,247,542
Balance, shares at Mar. 31, 2025	1,000,000	13,880,000
Balance at Dec. 31, 2024	$ 10,000	$ 10,880	2,082,456	(11,632)	(1,022,240)	1,069,464
Balance, shares at Dec. 31, 2024	1,000,000	10,880,000
Net (Loss) Income						$ (23,049)
Issue of common stocks, shares						100
Balance at Jun. 30, 2025	$ 10,000	$ 13,880	11,979,690		(1,045,289)	$ 10,958,281
Balance, shares at Jun. 30, 2025	1,000,000	13,880,000
Balance at Mar. 31, 2025	$ 10,000	$ 13,880	11,979,690		(756,028)	11,247,542
Balance, shares at Mar. 31, 2025	1,000,000	13,880,000
Net (Loss) Income					(289,261)	(289,261)
Balance at Jun. 30, 2025	$ 10,000	$ 13,880	$ 11,979,690		$ (1,045,289)	$ 10,958,281
Balance, shares at Jun. 30, 2025	1,000,000	13,880,000